INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets acquired from acquisition
	March 31, 2013	December 31, 2012
Assets:
Prepaid expenses – current portion	$-	$-
Deposits in real estate under contract	53,395	82,145
Deposit	-	-
Real estate held for sale	230,088	1,035,570
Assets of discontinued operations	$283,483	$1,117,715

Liabilities:
Accounts payables and accrued expenses	$30,664	$30,664
Liabilities of discontinued operations	$30,664	$30,664

	December 31, 2012	December 31, 2011

Patent rights	$500,925	$-
Accumulated amortization	(8,773)	-
Intangible assets, net	$492,152	$-

Future amortization of intangible assets, net
	For the Three Months Ended March 31, 2013	For the Three Months Ended March 31, 2012
Revenues – real estate	$986,951	$-
Cost of sales- real estate	(817,483)	-
Gross profit	169,468	-
Operating and other non-operating expenses	(60,688)	(27,305)

Gain (loss) from discontinued operations	$108,780	$(27,305)

2013	70,186

2014	70,186
2015	70,186
2016	70,186
2017 and thereafter	211,408

Total	$492,152